Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of significant accounting policies

2.Summary of significant accounting policies

2.1Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

2.2Basis of Consolidation

The consolidated financial statements of the Company, its subsidiaries and the VIEs and VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated.

The Company, through its wholly-owned foreign invested subsidiary, WFOE in the PRC, entered into a series of contractual arrangements (“VIE agreements”) with Wuhan Douyu and Wuhan Ouyue (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.

In October 2021, the shareholders of Wuhan Douyu were changed from Nanshan Lanyue Asset Management (Tianjin) Partnership (Limited Partnership) (4.35%), Suzhou Industrial Park Yuanhe Nanshan Equity Investment Partnership (0.53%) and Nanshan Douyu Asset Management (Tianjin) Partnership (Limited Partnership) (0.75%).to Wuhan Chaosai Business Information Consulting Partnership (Limited Partnership) (“Wuhan Chaosai”) (5.63%), which 99.99% of its interests owned by Wuhan Ouyue. Subsequently, Douyu Yule, Wuhan Douyu and Wuhan Chaosai which is the new shareholder of Wuhan Douyu, entered into a series of contractual arrangements in October 2021. Based on management’s assessment, there is no substantial change in the contractual arrangements and the Company continues to be the primary beneficiary of Wuhan Douyu.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet valued-added businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

2.Summary of significant accounting policies (Continued)

2.2Basis of Consolidation (Continued)

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of inter-VIE group transactions and balances:

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	189,362,884	415,223,372
Restricted cash	10,702,719	6,056,699
Short-term bank deposits	820,000,000	570,000,000
Accounts receivable, net	179,040,751	101,314,132
Prepayments	62,633,147	24,730,939
Amounts due from related parties	36,878,846	45,943,815
Other current assets	293,554,059	233,248,194
Property and equipment, net	7,688,346	4,649,199
Long-term bank deposits	100,000,000	150,000,000
Intangible assets, net	124,765,811	75,374,548
Right-of-use assets	60,036,918	27,723,232
Investments	252,607,366	245,961,838
Other non-current assets	59,613,379	74,153,344
Total Assets	2,196,884,226	1,974,379,312
LIABILITIES
Accounts payable	851,736,160	524,514,621
Advances from customers	7,473,644	6,272,204
Deferred revenue	216,715,786	267,934,706
Accrued expenses and other current liabilities	255,957,711	168,735,310
Amounts due to related parties	283,757,603	257,909,753
Lease liabilities	57,164,354	24,969,407
Total Liabilities	1,672,805,258	1,250,336,001

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue	8,697,485,194	8,965,084,213	7,022,078,865
Net income (loss)	432,731,451	388,119,110	(9,846,803)

2.Summary of significant accounting policies (Continued)

2.2Basis of Consolidation(Continued)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	899,235,343	(402,927,749)	78,293,695
Net cash (used in) provided by investing activities	(1,179,665,550)	14,039,712	142,920,773
Net cash used in financing activities	—	—	—

The WFOE is entitled to receive substantially all of the net income and transfer a majority of the economic benefits in the form of service fees from the VIEs. The inter-company service fees charged by WFOE were RMB1,401,036,611, RMB1,624,748,798 and RMB448,789,468 for the years ended December 31, 2020, 2021 and 2022, respectively. The amounts due to WFOE were RMB3,278,174,124 and RMB3,346,208,976 as of December 31, 2021 and 2022, respectively. The inter-company operating cash outflows were RMB794,124,509, RMB840,389,499 and RMB407,681,984 for the years ended December 31, 2020, 2021 and 2022, respectively. These inter-company transactions and balances were eliminated in the consolidated financial statements.

The VIEs contributed 91%, 98%, and 99% of the Group’s consolidated revenue for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the VIEs accounted for an aggregate of 27% and 24% of the consolidated total assets and 88% and 79% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its registered capital, to the Company in the form of loans and advances or cash dividends.

2.3Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, share-based compensation, realization of deferred tax assets, impairment of investment, and allowance for credit loss.

2.Summary of significant accounting policies (Continued)

2.4Fair value measurements

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Group’s short-term financial instruments include cash and cash equivalents, restricted cash, short-term bank deposits, receivables, payables, other current assets, amounts due from related parties, other current liabilities and amounts due to related parties. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments. The carrying amounts of the long-term bank deposits approximate their fair values as the interest rates are comparable to the prevailing interest rates in the market.

2.5Foreign currency translation

The functional currency of the Company and Douyu Hongkong Limited are in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The functional currency of DouYu Japan is Japanese Yen (“JPY”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the consolidated statements of comprehensive income (loss).

2.Summary of significant accounting policies (Continued)

2.5Foreign currency translation (Continued)

The Group’s reporting currency is Renminbi (“RMB”). For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of comprehensive income (loss) and the consolidated statements of changes in shareholders’ equity (deficit).

2.6Convenience Translation into United States Dollars

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8972 on December 30, 2022 as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2022, or at any other rate.

2.7Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal and use.

2.8Restricted cash

The Group’s restricted cash represents cash restricted by court related to lawsuits in which the group is involved. The restriction will be removed when the cases are closed.

2.9Short-term and long-term bank deposits

The Group holds fixed term certificates of deposit with commercial banks in the PRC. Certificate of deposits with maturities between three months to one year are classified as short-term bank deposits and fixed term certificates of deposit with maturities beyond one year are classified as long-term bank deposits.

2.10Accounts receivable, net of allowance for credit loss

Accounts receivable, net are stated at the historical carrying amount net of allowance for credit loss. On January 1, 2020, the Group adopted ASU No. 2016-13 “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, using the modified retrospective transition method. Based on the Group’s assessment, the adoption of ASC 326 did not have any material impact to the Group’s consolidated financial statements and there were no material differences between the Group’s adoption of ASC 326 and its historic accounting method. ASU 2016-13 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the consolidated financial statements.

2.Summary of significant accounting policies (Continued)

2.11Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years

Gains and losses from disposals of property and equipment are included in other operating income or expense in the consolidated statements of comprehensive income (loss).

2.12Intangible assets, net

Intangible assets are recorded at the cost to acquire these assets less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives. License for Online Transmission of Audio/Video Programs is determined to have an infinite useful life and is not subject to amortization, as such license is renewable every three years and can be renewed indefinitely.

Brand name	10 years
Agency contract rights	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs (1)	Infinite life
Platform	5 years
Software	3 - 5 years
Licensed copyrights of content	1 - 2 years
Others	3 - 10 years

(1)

The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2021 which remains valid until March 2024, and intends to renew the license indefinitely.

2.13Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. Several factors give rise to goodwill in the Group’s acquisitions, such as the expected benefit from the existing workforce and client service capability of the acquired business. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded. For the years ended December 31, 2020, 2021 and 2022, no impairment loss was recognized on goodwill.

2.Summary of significant accounting policies (Continued)

2.14Impairment of long-lived assets and intangible assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.

The Group evaluates intangible asset that is not subject to amortization for impairment annual and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment test for indefinite-lived intangible asset and compares of the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the long-lived assets and intangible asset as its new accounting basis.

2.15Long-term investments

Investments held by the Group comprised of equity investments in privately-held entities.

Equity method investments

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments by recognizing investment income or loss for share of the earnings or loss of the investee after the date of investment, as well as any impairment loss.

The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value. The Group recorded impairment loss of nil, nil and nil, respectively in other expense, net for the years ended December 31, 2020, 2021 and 2022, respectively.

Equity securities without readily determinable fair value

The Group’s investment in equity securities comprise of investment in privately-held companies.

On January 1, 2019, the Group adopted ASC Topic 321, Investments—Equity Securities (“ASC 321”) and elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any adjustment to the carrying amount is recorded in other expense, net. The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount recorded as investment loss.

For years ended December 2020, 2021 and 2022, the Group recorded impairment loss of RMB28,088,491, RMB33,653,746 and RMB78,462,371 in other expenses, net, respectively.

2.Summary of significant accounting policies (Continued)

2.16Revenue recognition

Revenues are recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The following table disaggregates the Group’s revenue by major type of services for the years ended December 31, 2020, 2021 and 2022:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Live streaming	8,852,225,839	8,596,599,175	6,797,326,921
Advertisement	645,227,128	464,866,153	190,254,794
Other	104,420,970	103,865,432	120,656,637
Total	9,601,873,937	9,165,330,760	7,108,238,352

Live streaming

The Group is principally engaged in operating its own live streaming platforms, which enable streamers and users to interact with each other during live streaming. The users have the option to purchase virtual currency, which is non-refundable and can only be used to redeem for virtual items to be used in the live streaming sessions on the Group’s platforms. Unredeemed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below. Virtual items are categorized as consumable and time-based items. Consumable items consist of virtual gifts presented from the users to the streamers to show their support, and are consumed immediately upon redemption and time-based items consist of monthly premium subscription services.

The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live streaming revenue on a gross basis with amounts billed to users for the virtual items recorded as revenues and the revenue sharing fee paid to streamers or talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live streaming service. Revenue related to each of the consumable items is recognized at the point in time when the virtual gifts is transferred directly to the streamers and consumed by them, while revenue related to time-based items is recognized ratably over a fixed period on a straight-line basis. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the user after the virtual items are consumed.

Virtual items can be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group allocates the total consideration to each distinct virtual item based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition method discussed above unless otherwise stated.

2.Summary of significant accounting policies (Continued)

2.16Revenue recognition (Continued)

Advertisement

The Group generates advertisement revenues from rendering of various forms of advertisement services and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. The Group determined that it is the principal in the advertisement service. Advertisements on the Group’s platforms are generally charged on the basis of duration whereby revenue is recognized ratably over the contract period of display. The Group provides sales incentives in the forms of discounts and rebates to advertisers or advertisement agencies based on purchase volume. Revenue is recognized based on the price charged to the advertisers or agencies, net of sales incentives provided to the advertisers or agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

Other revenue

Other revenue mainly consists of game distribution revenue. Online games developed by third party game developers are displayed through the Group’s platforms to attract users to download and play the games. The Group earns revenues from game developers in accordance with the pre-determined arrangements based on the in-game purchase amounts for the games downloaded or played through the Group’s platforms. The Group considers itself as agent in these arrangements. Game distribution revenue is recognized at a point in time when the purchase in game is made.

Practical expedients and exemptions

The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations.

Contract balances

Contract balances include accounts receivable, advances from customers and deferred revenue. Accounts receivable represent cash due from third-party application stores as well as from advertising customers and are recorded when the right to consideration is unconditional. The allowance for credit loss reflects the best estimate of probable losses inherent to the accounts receivable balance. Advances from customers primarily represent cash received from the Group’s advertisement customers. Deferred revenue primarily includes cash received from paying users related to the Group’s live streaming service. Deferred revenue is recognized as revenue when all of the revenue recognition criteria have been met or over the estimated service period. Revenue recognized in 2022 that was included in the deferred revenue balance as of January 1, 2022 was RMB223,104,331, which consists primarily of virtual items consumption. Due to the generally short-term duration of the Group’s contracts, the balances of deferred revenue and advances from customers as of December 31, 2022 will be recognized as revenue within one year.

		Advances
	Accounts	from	Deferred
	receivable	customers	revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2021	199,744,129	10,910,989	229,701,778
Decrease, net	(8,355,601)	(3,434,987)	(6,597,447)
Ending Balance as of December 31, 2021	191,388,528	7,476,002	223,104,331
(Decrease) Increase, net	(82,208,155)	(4,224,318)	51,906,875
Ending Balance as of December 31, 2022	109,180,373	3,251,684	275,011,206

2.Summary of significant accounting policies (Continued)

2.17Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees paid to live streamers and talent agencies determined based on a percentage of revenue from sale of virtual items, (ii) content costs, (iii) bandwidth, (iv) salaries and welfare, (v) depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, and (vi) payment handling costs.

2.18Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits expenses incurred for research and development personnel, (ii) rental, general expenses and depreciation expenses associated with the research and development activities and (iii) share-based compensation. Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2020, 2021 and 2022.

2.19Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) salaries and welfare for sales and marketing personnel and (iii) share-based compensation. The advertising and market promotion expenses amounted to RMB219,369,426, RMB495,504,251 and RMB282,007,724 for the years ended December 31, 2020, 2021 and 2022, respectively.

2.20General and administrative expenses

General and administrative expenses consist primarily of (i) professional service fees, and (ii) share-based compensation, and (iii) salaries and welfare for general and administrative personnel and (iv) allowance for credit loss.

2.21Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

2.Summary of significant accounting policies (Continued)

2.22Segment information

The Group uses management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the chief executive officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

2.23Operating leases as lessee

The Group determines if an arrangement is a lease or contains a lease at lease inception. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which was computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Group.

2.24Government subsidies

Government subsidies are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other operating income, net in the period the cash is received. Government subsidies recognized for the years ended December 31, 2020, 2021 and 2022 were RMB92,708,856, RMB71,162,166 and RMB48,352,432, respectively.

2.25Certain risks and concentrations

Foreign currency risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents denominated in RMB that are subject to such government controls amounted to RMB 414,568,005, which accounted for 10.0% of total cash and cash equivalents as of December 31, 2022.

2.Summary of significant accounting policies (Continued)

2.25Certain risks and concentrations (Continued)

Concentration of accounts receivable, net

Customer accounting for 10% or more of accounts receivable, net is as follows:

	As of December 31,
	2021		2022
	RMB	%	RMB	%	US$	%
Company A	21,191,007	11%	15,985,098	15%	2,317,621	15%

2.26Recently issued accounting pronouncements

Recent accounting pronouncements not yet adopted

In September 2022, the FASB issued ASU 2022-04, Disclosure of Supplier Finance Program Obligations. This ASU provided guidance to increase the transparency of supplier finance programs. The amendments in this ASU require that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. To achieve that objective, the buyer should disclose qualitative and quantitative information about its supplier finance programs. This update is effective for fiscal years beginning after December 15, 2022. We are currently evaluating this accounting guidance, which may have disclosure impact only.

In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848) --Deferral of the Sunset Date (Topic 848). ASU 2022-06 defers the sunset date of Topic 848. ASU 2022-06 is effective upon issuance. The Group yet not have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. The Group is in process of evaluating the impact and currently does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.